Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	2,915,118	2,812,697
Granted (in shares)	866,127	975,348
Dividends credited (in shares)	165,435	149,648
Settled (in shares)	(935,117)	(932,133)
Forfeited (in shares)	(38,170)	(90,442)
Ending balance, outstanding (in shares)	2,973,393	2,915,118
Vested (in shares)	1,065,454	904,266
Weighted average fair value at measurement date, other equity instruments granted | $	$ 63	$ 58